Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements comprise the financial statements of Fathom and its controlled subsidiaries for the nine-day
period from December 23, 2021 to December 31, 2021 (the “2021 Successor Period”), the financial statements of Fathom OpCo and its controlled subsidiaries for the period from January 1, 2021 to December 22, 2021 (the “2021 Predecessor Period”), and the financial statements of Fathom OpCo and its controlled subsidiaries for the period from January 1, 2020 to December 31, 2020 (the “2020 Predecessor Period” and, collectively with the 2021 Predecessor Period, the “Predecessor Periods”).
The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated balance sheet as of December 31, 2020 (Predecessor) and the consolidated statement of comprehensive loss for the 2020 Predecessor Period comprise the consolidated financial statements of Fathom OpCo for the same periods which were previously filed within the Company’s registration statements files with the SEC, with certain reclassifications on the consolidated balance sheet and consolidated statement of comprehensive loss that were made such that the financial captions between the Successor Period and the Predecessor Periods are comparable. Amounts in the prior years’ consolidated financial statements are reclassified whenever necessary to conform to the current year’s presentation. The reclassifications had no impact on our results of operations, financial position, or cash flows for the Predecessor Periods.
All material intercompany balances have been eliminated in consolidation in each period presented.

Correction of Immaterial Errors
Correction of Immaterial Errors
The consolidated financial statements as of and for the 2020 Predecessor Period include the correction of an immaterial error. The correction relates to the misclassification of selling, general, and administrative expense as other expense on the consolidated statement of comprehensive loss for the 2020 Predecessor Period. The correction resulted in an increase to selling, general, and administrative expense of $2,511 and a decrease to other expense of $2,511 for the 2020 Predecessor Period. The comprehensive loss for the 2020 Predecessor Period was not impacted as a result of the correction of this immaterial error.
In addition, the consolidated financial statements as of and for the 2021 Predecessor period include the correction of an immaterial error. The correction relates to the understatement of stock compensation expense in periods prior to the 2021 Predecessor Period. A correcting entry of $512 was recorded in the 2021 Predecessor Period statement of comprehensive loss as a prospective correction of the prior period immaterial errors.
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of the Company, its controlled subsidiaries and certain variable interest entities (“VIEs”) where the Company is the primary beneficiary. The Company is deemed to be the primary beneficiary of a VIE when it has both (1) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance, and (2) exposure to benefits and/or losses that could potentially be significant to the entity. Assets and liabilities of VIEs and their respective results of operations are consolidated from the date that the Company became the primary beneficiary through the date that the Company ceases to be the primary beneficiary. Fathom consolidates the accounts of Fathom OpCo since Fathom OpCo has been determined to be a VIE and Fathom is the primary beneficiary of Fathom OpCo.

Business Combination
Business Combination
The Company applies the acquisition method to all transactions and other events in which the entity obtains control over one or more other businesses, including the Business Combination, (as defined in Note 3), whereby Fathom was determined to be the primary beneficiary of Fathom OpCo, a VIE. Assets acquired and liabilities assumed are measured at fair value as of the acquisition date. Liabilities related to contingent consideration are recognized at the acquisition date and re-measured
at fair value in each subsequent reporting period if the contingent consideration is liability classified. Goodwill is recognized as the excess of the consideration transferred over the fair value of the net identifiable assets acquired.
Under Accounting Codification Standards (“ASC”) Topic 805—Business Combinations (“ASC 805”), there is an option to apply push-down accounting, which establishes a new basis for the assets and liabilities of the acquired company based on a “push-down” of the acquirer’s stepped-up
basis. The push-down accounting election is made in the reporting period in which the change in control event occurs. Fathom has elected push-down accounting for the Business Combination, and recorded the push-down entries at Fathom OpCo.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires the Company’s management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which the Company’s management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC Topic 740—
Income Taxes
(“ASC 740”), which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company is organized as a Delaware C corporation.

Credit Risk, Major Customers, and Suppliers
Credit Risk, Major Customers, and Suppliers
The Company extends trade credit to its customers on terms that are generally practiced in the industry. During the 2020 Predecessor Period, the 2021 Predecessor Period, and 2021 Successor Period the Company did not have any customers or suppliers that comprised a significant percentage of the Company’s operations.

Trade Accounts Receivable, Unbilled Revenue and Allowance for Doubtful Accounts
Trade Accounts Receivable, Unbilled Revenue and Allowance for Doubtful Accounts
Accounts receivable are stated at net invoice amounts. Unbilled revenue represents receivables due from customers as either the performance obligation has been completed for revenue recognized over time or the product has shipped and the customer invoice has yet to be generated. The balance in unbilled revenue, included in accounts receivable, was $0 and $173 as of December 31, 2021 (Successor) and December 31, 2020 (Predecessor), respectively. An allowance for doubtful accounts is established based on a specific assessment of all invoices that remain unpaid following normal customer payment periods. In addition, a general valuation allowance is established for the remaining accounts receivable that have not been specifically assessed based on historical loss experience as well as geographic and general economic conditions. All amounts deemed to be uncollectible are charged against the allowance for doubtful accounts in the period that determination is made. The allowance for doubtful accounts on accounts receivable balances was $1,150 as of December 31, 2021 (Successor) and $649 as of December 31, 2020 (Predecessor).

Inventory
Inventory
Inventory is stated at the lower of cost or net realizable value (“NRV”), with NRV based on selling prices in the ordinary course of business, less costs of completion, disposal, and transportation. Costs are determined on the first-in,
first-out
(“FIFO”) method.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation and amortization. The straight-line method is used for computing depreciation. Assets are depreciated over their estimated useful lives. The cost of leasehold improvements are amortized over the lesser of the length of the related leases or the estimated useful lives of the assets. Costs of maintenance and repairs are charged to expense when incurred. See Note 7 for further information.

Goodwill
Goodwill
The Company recognizes goodwill in accordance with ASC Topic 350 —
Goodwill and Other.
(“ASC 350”). Goodwill is the excess of costs of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination. Goodwill is not amortized. During the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period the Company determined that no impairment charges for goodwill were required to be recognized.

Intangible Assets
Intangible Assets
Acquired intangible assets subject to amortization are stated at cost and are amortized using the straight-line method over the estimated useful lives of the assets. Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. During the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period, there were no impairments of intangible assets.

New Fathom Units
New Fathom Units
In conjunction with the Business Combination, Fathom OpCo restructured its classes of members units whereby, subsequent to the Business Combination, Fathom OpCo’s equity consists solely of Class A common units (the “New Fathom Units”). Prior to the Business Combination, Fathom OpCo’s members’ equity consisted of Class A common units and Class B common units. See Note 14 for further information.

Warrant Liability
Warrant Liability
The Company accounts for both the Public Warrants (the “Public Warrants”) and Private Placement Warrants (the “Private Placement Warrants”) (collectively as the “Warrants”) as liability-classified instruments based on an assessment of the Warrants’ specific terms and applicable authoritative guidance per ASC Topic 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and ASC Topic 815,
Derivatives and Hedging
(“ASC 815”). The assessment considers whether the Warrants are freestanding financial instruments pursuant to ASC 480, whether Warrants meet the definition of a liability pursuant to ASC Topic 480 and whether the Warrants meet all of the requirements for equity classification under ASC 815, including whether the Warrants are indexed to the Company’s Class A common stock. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the Warrants and as of each subsequent quarterly period end date while the Warrants are outstanding.
Since both the Public Warrants and Private Placement Warrants are liability-classified, the Warrants are required to be recorded at fair value on the date of issuance and each balance sheet date thereafter. Changes in the fair value of the Warrants are recognized as a non-cash
gain or loss on the consolidated statement of comprehensive income (loss). The fair value of the Public Warrants was determined using the closing price of the Public Warrants as of December 31, 2021 (Successor), and the fair value of the Private Placement Warrants was estimated using a Monte Carlo simulation approach. See Note 11 and Note 19 for further information.

Fathom Earnout Shares
Fathom Earnout Shares
The Company issued 9,000,000 shares of Class A common stock and New Fathom Units that are subject to certain vesting and transfer restrictions (collectively, the “Fathom Earnout Shares”) as part of the Business Combination. The Fathom Earnout Shares vest in three tranches of 3,000,000 shares. The first tranche of the Fathom Earnout Shares vest if the volume weighted average price (“VWAP”) of the Company’s Class A common stock with respect to a trading day is greater than or equal to $12.50 for any 20 trading days within a consecutive
30-trading-day
period. The second tranche of Fathom Earnout Shares vest if the VWAP of the Company’s Class A common stock with respect to a trading day is greater than or equal to $15.00 for any 20 trading days within a consecutive
30-trading-day
period. The third tranche of Fathom Earnout Shares vest if the VWAP of the Company’s Class A common stock with respect to a trading day is greater than or equal to $20.00 for any 20 trading days within a consecutive
30-trading-day
period.
The Fathom Earnout Shares were issued as part of the Business Combination and are accounted for as contingent consideration, and thus purchase consideration, and classified as a liability. This classification requires the Company to re-measure
the Fathom Earnout Shares at fair value each reporting date. See Note 3 for further information.

Sponsor Earnout Shares
Sponsor Earnout Shares
Prior to Altimar II’s initial public offering, Altimar II Sponsor, LLC (the “Sponsor”) received 8,625,000 Class B Ordinary Shares (“Founder Shares”) of the Company in exchange for an investment of $25.
In conjunction with the Business Combination, the holders of the Founder Shares forfeited 2,587,500 Founder Shares and received 1,267,500 shares of Class A common stock, (the “Sponsor Earnout Shares” and, together with the Fathom Earnout Shares, the “Earnout Shares”) which vest only if the stock price of the Company reaches $12.50 for any 20 days within a consecutive
30-trading-day
period. The remaining 4,770,000 Founder Shares were cancelled and replaced with 4,770,000 shares of Class A common stock of the Company which are recorded as equity in the Company’s consolidated balance sheet as of December 31, 2021 (Successor).
The Company classifies the Sponsor Earnout Shares as a liability measured at fair value upon the consummation of the Business Combination, the date of issuance, and each subsequent reporting date. The Sponsor Earnout Shares are not included as part of the consideration transferred in the Business Combination since the Sponsor Earnout Shares do not represent payments to any of the sellers in the Business Combination.

Noncontrolling Interest
Non-controlling
Interest
Non-controlling
interest represents the Company’s
non-controlling
interest in consolidated subsidiaries which are not attributable, directly or indirectly, to the controlling Class A common stock ownership of the Company. The Company’s comprehensive income in the 2021 Successor Period is reduced by the portion of Fathom OpCo’s comprehensive loss that is attributable to noncontrolling interests.
The Company’s
non-controlling
interest is representative of the fact that the Company directly owns 37.6% of Fathom OpCo’s New Fathom Units while the holders of the non-controlling
interest in Fathom OpCo hold 62.4%. Since the
non-controlling
interest may be redeemed for cash and redemption is considered outside of the Company’s control, the non-controlling
interest is recorded in temporary or “mezzanine” equity on the Consolidated Balance sheet as of December 31, 2021 (Successor). See Note 3 and Note 14 for further information.

Tax Receivable Agreement
Tax Receivable Agreement
In connection with the Business Combination, Fathom entered into the Tax Receivable Agreement (“TRA”), which generally provides for the payment by it of 85% of the net cash savings, if any, in U.S. federal, state and local, income and franchise tax (computed using certain assumptions to address the impact of state and local taxes) that it actually realizes (or in certain cases is deemed to realize) as a result of tax basis in certain assets and other tax attributes.
The TRA is a direct obligation of the Company, and not of its subsidiaries. Since the payments under the TRA will be made to selling shareholders of Fathom OpCo, the fair value of the TRA as of the date of the Business Combination is considered part of the consideration transferred as part of the Business Combination with Fathom OpCo. See Note 3 for further information.
Subsequent to the initial recognition of the TRA as part of the Business Combination on December 23, 2021, the TRA is recorded at fair value. Any changes in fair value of the TRA subsequent to the Business Combination are recorded as non-cash
gains or losses in the Company consolidated statement of comprehensive loss in the 2021 Successor Period. See Note 19 for further information.

Foreign Currency Exchange and Translation
Foreign Currency Exchange and Translation
The expression of assets and liabilities in a foreign currency amount gives rise to exchange gains and losses when such obligations are paid in U.S. dollars. Foreign currency exchange rate adjustment (i.e., differences between amounts recorded and actual amounts owed or paid) are reported in the consolidated statements of comprehensive income (loss) as foreign currency fluctuations occur. Foreign currency exchange rate adjustments are reported in the consolidated statements of cash flows using the exchange rates in effect at the time of the cash flows.
Assets and liabilities of the Company’s operations in China are translated into U.S. dollars at the rate of exchange in effect at the close of the period. Income and expenses are translated at an average rate of exchange for the period. The aggregate effect of translating the financial statements is included in other comprehensive loss. Adjustments to the 2021 Successor Period, 2021 Predecessor Period, and 2020 Predecessor Period were immaterial.
Fair Value Measurements
Fair Value Measurements
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820,
Fair Value Measurement
(“ASC 820”), approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature, except for the Earnout Shares liability and Warrant liabilities, see Note 19 for further information. The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. There are three levels of inputs that may be used to measure fair value:
Fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets and liabilities in active markets and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset. These Level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques considering the characteristics of the asset.
In instances whereby, inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair value measurements requires judgment and considers factors specific to each asset or liability.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs were incurred by Fathom OpCo in connection with obtaining the debt to finance the acquisitions disclosed in Note 4. If such financing is settled or replaced prior to maturity with debt instruments that have substantially different terms, the settlement is treated as an extinguishment and the unamortized costs are charged to gain or loss on extinguishment of debt. If such financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification of the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense. These costs are recorded as a reduction in the recorded balance of the outstanding debt. The costs are amortized over the term of the related debt and reported as a component of interest expense by using the straight-line method which is not materially different than the effective interest method.

Revenue Recognition
Revenue Recognition
The Company accounts for revenue under ASC Topic 606,
Revenue from Contracts with Customer’s
(“ASC 606”). Most of the Company’s revenue has one performance obligation and is recognized on a point-in-time
basis upon shipment. The majority of the Company’s injection molding contracts have multiple performance obligations including one obligation to produce the mold and sample part and a second obligation to produce production parts. For injection molding contracts with multiple performance obligations, the Company allocates revenue to each performance obligation based on its relative standalone selling price and recognizes revenue for each performance obligation on a point-in-time
basis upon shipment. We generally determine stand-alone selling price based on the price charged to customers. The Company’s payments terms are consistent with industry standards and never exceed 12 months.
Segment Reporting
Segment Reporting
In accordance with the Financial Accounting Standards Board’s (“FASB”) authoritative guidance on segment reporting, the Company has one operating segment and one reportable segment. The Company has one line of business, which is product development and on-demand
manufacturing services.

Other Comprehensive Loss
Other Comprehensive Loss
U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income. Certain changes in assets and liabilities, however, such as foreign currency translation adjustments, are reported as a direct adjustment to the equity section of the consolidated balance sheets. Such items, along with net income, are considered components of comprehensive income or loss.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
The FASB issued Accounting Standards Update (“ASU”)
2016-02
which is codified in ASC 842,
Leases
(“ASC 842”) and will supersede the current lease requirements in ASC 840 (“ASC 840”). The ASC 842 requires lessees to recognize a right-to-use
asset and related lease liability for all leases, with a limited exception for short-term leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with only capital leases recognized on the balance sheet. The new lease guidance will be effective for the Company’s fiscal year ending December 31, 2022 and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The new lease standard is expected to have a significant effect on the Company’s financial statements as a result of the Company’s operating leases, that will be reported on the balance sheet at adoption. Upon adoption, the Company will recognize a lease liability and corresponding right-to
use asset based on the present value of the minimum lease payments. The effects on the results of operations are not expected to be significant as recognition and measurement of expenses and cash flows for leases will be substantially the same under the new standard.
The FASB issued ASU
2016-13,
Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“ASC 326”), which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments including trade receivables and available for sale debt securities. ASC 326 is effective for fiscal years beginning after December 15, 2022, with early adoption permitted.
In August 2020, the FASB issued “Accounting Standards Update
No. 2020-06,
Debt — Debt with Conversion and Other Options (“Subtopic
470-20”)
and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU
2020-06
removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU
2020-06
is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU
2020-06
effective as of January 1, 2021. The adoption of ASU
2020-06
did not have an impact on the Company’s financial statements as the Company did not hold convertible instruments prior to January 1, 2021.
The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.